Income Tax Expense/(Benefit) (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
Statement Line Items [Line Items]
Income Tax Expense/(Benefit)

6	Income Tax Expense/(benefit)

(a) The major components of tax expense/(benefit) comprise:

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Current tax
Current tax on profits for the period	537	807	301	313
Adjustments for current tax of prior periods	(477)	58	(344)	412
Total current tax expense/(benefit)	60	865	(43)	725

Deferred tax expense/(benefit)
Decrease/(increase) in deferred tax assets (note 25)	-	-	5,589	(1,999)
Income tax expense/(benefit) for continuing operations	60	865	5,546	(1,274)

(b) Reconciliation of income tax to accounting profit:

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Loss before income tax	(37,533)	(15,114)	(15,200)	(14,379)
Tax at New Zealand tax rate of 28% (2017: 28%, 2016: 28%, 2015: 28%)	(10,509)	(4,232)	(4,256)	(4,026)

Tax effect of:
- permanent differences (including impairment expense)	(105)	(6)	757	23
- adjustments in respect of current income tax of previous years	(449)	41	(237)	378
- effects of different tax rates of subsidiaries operating in other jurisdictions	(30)	(15)	(42)	(382)
- deferred tax assets relating to prior periods no longer recognised (note 25)	-	-	5,589	-
- deferred tax assets relating to the current year not brought to account	11,150	5,119	3,934	2,630
- other	3	(42)	(199)	103
Income tax expense/(benefit)	60	865	5,546	(1,274)

(c) Tax losses not recognised

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Unused tax losses for which no deferred tax asset has been recognised	87,455	43,269	23,765	10,236
Potential tax benefit at 28%	24,487	12,115	6,654	2,866

The Group has assessed future forecast profits and concluded that not enough criteria have been satisfied to recognise any deferred tax assets at the period ended 31 January 2018. Unused tax losses do not have an expiry date.

(d) Temporary differences not recognised

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Temporary differences for which no deferred tax asset has been recognised	14,661	18,703	19,924	-
Potential tax benefit at 28%	4,105	5,237	5,579	-